SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2023
Segemented information

21.   SEGMENTED INFORMATION

The Company’s revenues for the three and nine months ended September 30, 2023 are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Silver	$4,280	$3,454	$11,610	$10,722
Copper	5,907	5,625	14,658	17,884
Gold	3,669	2,310	9,516	7,141
Penalties, treatment costs and refining charges	(1,540)	(2,271)	(4,425)	(6,209)
Total revenue from mining operations	$12,316	$9,118	$31,359	$29,538

For the three and nine months ended September 30, 2023, the Company had three customers (September 30, 2022 – three customers) that accounted for total revenues as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Customer #1	$9,101	$7,710	$26,209	$25,569
Customer #2	3,220	1,415	5,246	3,161
Other customers	(5)	(7)	(96)	808
Total revenue from mining operations	$12,316	$9,118	$31,359	$29,538

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	September 30, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,450	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,451	$49,804

	September 30, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$50,843	$43,812
Plant, equipment, and mining properties - Canada	196	244
Total plant, equipment, and mining properties	$51,039	$44,056